ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
Fair value
Net Assets	6,291
Technology	31,005
Customer Relationship	8,194
Deferred Taxes	(4,704)
Goodwill	36,962
Net assets acquired	$77,748